Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
		Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net income		$ 2,345	$ 2,022	$ 4,339	$ 3,827	$ 7,804	$ 6,528	$ 5,701
Other comprehensive (loss) income:
Unrealized gains arising during the period on available-for-sale securities, net of income taxes, respectively		1,480	1,854	1,859	2,220	(3,794)	154	2,482
Reclassification adjustment for net gain on sales of available-for-sale securities included in net income, net of income taxes, respectively	[1]	(8)	(140)	(13)	(140)	(690)	(215)	(111)
Change in defined benefit plans, net of income taxes, respectively	[2]	(1)	(2)	(4)	(116)	(181)	360	14
Total other comprehensive (loss) income		1,471	1,712	1,842	1,964	(4,665)	299	2,385
Total comprehensive income		$ 3,816	$ 3,734	$ 6,181	$ 5,791	$ 3,139	$ 6,827	$ 8,086

[1]	Amounts are included in net gain on sales of investment securities on the Consolidated Statements of Income as a separate element within total noninterest income.
[2]	Amounts are included in the computation of net periodic benefit cost and are included in salaries and employee benefits on the Consolidated Statements of Income as a separate element within total noninterest expense.